FEDERAL INCOME TAX STATUS	12 Months Ended
Dec. 31, 2025
401(k) PROFIT SHARING PLAN
FEDERAL INCOME TAX STATUS
FEDERAL INCOME TAX STATUS

6.     FEDERAL INCOME TAX STATUS

Effective January 1, 2016, the Plan was amended and restated through the adoption of an IRS pre-approved volume submitter plan document package that is covered by a favorable IRS advisory letter, dated June 30, 2020, in which the IRS determined that the form of the volume submitter document package later adopted by the Company met the applicable tax-qualification requirements. The Plan administrator believes that the Plan is currently designed and operated in compliance with the applicable requirements of the IRC and the Plan and related trust continue to be tax-exempt. Therefore, no provision for income taxes has been included in the Plan’s financial statements.